Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(b)(1)	Actually Paid to PEO ($)(c)(1)(2)	Average SCT Non-PEO NEOs ($)(d)(1)	Average Actually Paid to Non-PEO NEOs ($)(e)(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(f)(3)	Net (Loss) Income ($)(g)
2024	4,655,794	1,054,370	1,952,936	738,617	7.68	(283,254,000)
2023	4,523,596	4,342,660	1,768,981	1,693,390	61.01	(117,879,000)
2022	5,479,965	3,298,170	2,165,112	1,372,059	71.22	16,235,000

(1)
Mary G. Berner was our principal executive officer (“PEO”) for the full year for each of 2022, 2023 and 2024 (each, a “Covered Year”). Our non-PEO named executive officers (“Non-PEO NEOs”) were Francisco J. Lopez-Balboa and Collin R. Jones for 2024 and Mr. Lopez-Balboa and Richard S. Denning for 2022 and 2023.

(2)
For each Covered Year, in determining both the compensation actually paid (“CAP”) for our PEO and the average CAP for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2024	2023	2022
For Ms. Berner:
- SCT “Stock Awards” column value	$(1,743,751)	$(1,691,437)	$(2,254,996)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$295,739	$1,741,300	$1,372,894
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(1,771,385)	$(266,577)	$(1,264,032)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(216,548)	$35,778	$(35,661)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(165,479)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(572,143)	$(538,162)	$(792,754)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$98,292	$556,421	$482,647
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(610,180)	$(96,570)	$(466,664)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(78,389)	$2,720	$(16,282)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(51,899)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.
(3)
For each Covered Year, our TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Global Market on December 31, 2021 through and including the last day of the fiscal year covered (each one-, two- or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023 and 2022, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote
(1)
Mary G. Berner was our principal executive officer (“PEO”) for the full year for each of 2022, 2023 and 2024 (each, a “Covered Year”). Our non-PEO named executive officers (“Non-PEO NEOs”) were Francisco J. Lopez-Balboa and Collin R. Jones for 2024 and Mr. Lopez-Balboa and Richard S. Denning for 2022 and 2023.

PEO Total Compensation Amount	$ 4,655,794	$ 4,523,596	$ 5,479,965
PEO Actually Paid Compensation Amount	$ 1,054,370	4,342,660	3,298,170
Adjustment To PEO Compensation, Footnote
(2)
For each Covered Year, in determining both the compensation actually paid (“CAP”) for our PEO and the average CAP for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2024	2023	2022
For Ms. Berner:
- SCT “Stock Awards” column value	$(1,743,751)	$(1,691,437)	$(2,254,996)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$295,739	$1,741,300	$1,372,894
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(1,771,385)	$(266,577)	$(1,264,032)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(216,548)	$35,778	$(35,661)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(165,479)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(572,143)	$(538,162)	$(792,754)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$98,292	$556,421	$482,647
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(610,180)	$(96,570)	$(466,664)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(78,389)	$2,720	$(16,282)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(51,899)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,952,936	1,768,981	2,165,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 738,617	1,693,390	1,372,059
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each Covered Year, in determining both the compensation actually paid (“CAP”) for our PEO and the average CAP for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2024	2023	2022
For Ms. Berner:
- SCT “Stock Awards” column value	$(1,743,751)	$(1,691,437)	$(2,254,996)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$295,739	$1,741,300	$1,372,894
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(1,771,385)	$(266,577)	$(1,264,032)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(216,548)	$35,778	$(35,661)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(165,479)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(572,143)	$(538,162)	$(792,754)
- SCT “Option Awards” column value	$0	$0	$0
+ year-end fair value of outstanding equity awards granted in Covered Year	$98,292	$556,421	$482,647
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	$(610,180)	$(96,570)	$(466,664)
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(78,389)	$2,720	$(16,282)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(51,899)	$0	$0
+ includable dividends/earnings on equity awards during Covered Year	$0	$0	$0
In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 7.68	61.01	71.22
Net Income (Loss)	$ (283,254,000)	(117,879,000)	16,235,000
PEO Name	Mary G. Berner
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 295,739	1,741,300	1,372,894
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,771,385)	(266,577)	(1,264,032)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,548)	35,778	(35,661)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,743,751)	(1,691,437)	(2,254,996)
PEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,479)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,292	556,421	482,647
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(610,180)	(96,570)	(466,664)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,389)	2,720	(16,282)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(572,143)	(538,162)	(792,754)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (51,899)	$ 0	$ 0